Annual Total Returns		12 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shenkman Capital Floating Rate High Income Fund | Floating Rate Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.70%	5.70%	8.14%	11.50%	(0.95%)	3.90%	1.76%	8.67%	0.53%	3.64%	8.86%
Shenkman Capital Short Duration High Income Fund | Short Duration Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		7.02%	6.11%	9.23%	(2.52%)	2.85%	3.36%	7.61%	0.85%	3.54%	5.15%